Share Capital - General, Additional Information (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding	104,192,288	103,555,211	102,747,558